NATURE OF BUSINESS AND GOING CONCERN (Details) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
Cash	$ 2,443	$ 7,820
Prepayment and other assets	0	26,649
Property and equipment, net	0	19,240
TOTAL ASSETS	27,726	56,203
Accrued liabilities and other payable	150,302	211,649
Due to related parties	209,693	27,955
TOTAL LIABILITIES	382,176	262,969
Variable Interest Entities (VIE) [Member]
Cash	0	2,961
Prepayment and other assets	0	29,143
Property and equipment, net	0	19,240
TOTAL ASSETS	0	51,344
Accrued liabilities and other payable	0	447,869
Due to VIE holding companies	0	19,316
Due to related parties	0	2,232,617
TOTAL LIABILITIES	$ 0	$ 2,699,802